Segment Reporting - Summary of Major Customers (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Customers Revenue	$ 396,242	$ 516,490	$ 405,054
Customer A [Member]
Disclosure of major customers [line items]
Customers Revenue	179,193	246,281	237,595
Customer B [Member]
Disclosure of major customers [line items]
Customers Revenue	134,988	120,378	104,629
Customer C [Member]
Disclosure of major customers [line items]
Customers Revenue	$ 82,061	81,794	$ 62,830
Customer D [Member]
Disclosure of major customers [line items]
Customers Revenue		$ 68,037